United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/16

Date of Reporting Period: Six months ended 12/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2015
Share Class	Ticker
A	FMTAX
Institutional	FSHIX
Service	FSHSX

Federated Short-Intermediate Duration Municipal Trust
Fund Established 1981

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from July 1, 2015 through December 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	16.1%
Toll Road	11.9%
General Obligation—Local	11.0%
Electric and Gas	8.7%
General Obligation—State	8.1%
General Obligation—State (Appropriation)	6.6%
Industrial Development/Pollution Control	6.2%
Public Power	4.7%
Water & Sewer	4.0%
Dedicated Tax	3.3%
Other[2]	18.0%
Other Assets and Liabilities—Net[3]	1.4%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 80.6% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2015 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—94.2%
		Alabama—0.2%
$2,600,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2016	$2,615,340
		Alaska—0.7%
2,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2021	2,285,160
5,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2021	5,712,900
		TOTAL	7,998,060
		Arizona—0.7%
3,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 1.86% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	3,065,760
5,000,000		Maricopa County, AZ Pollution Control Corp., PCR Revenue Refunding Bonds (Series 2010A), 2.40% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2020	5,073,900
		TOTAL	8,139,660
		Arkansas—0.7%
500,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2017	518,925
7,250,000		Independence County, AR, PCR Refunding Bonds (Series 2013), 2.375% (Entergy Arkansas, Inc.), 1/1/2021	7,511,000
		TOTAL	8,029,925
		California—8.0%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2019	1,139,700
10,000,000		Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2014C), 1.875% TOBs, Mandatory Tender 4/1/2019	10,137,100
5,000,000	[1]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1), 1.11% TOBs, Mandatory Tender 4/1/2024	4,946,700
10,000,000	[1]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1), 1.11% TOBs, Mandatory Tender 4/1/2024	9,893,400
13,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/15/2019	14,736,800
5,000,000		California PCFA, Solid Waste Disposal Revenue Refunding Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	5,228,700
1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.00%, 4/1/2019	1,616,342
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$3,335,000		California State, UT GO Bonds, 4.00% TOBs, Mandatory Tender 12/1/2017	$3,484,508
9,250,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013E), 1.00% TOBs, Mandatory Tender 12/1/2018	9,274,420
4,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.01%, 5/1/2019	4,039,000
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.16%, 5/1/2020	3,051,120
2,500,000		California Statewide CDA, Revenue Bonds (Series 2009E-1), 5.00% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	2,640,125
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,736,425
1,050,000		Orange County, CA Transportation Authority, Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.00% (91 Express Lanes-OCTA), 8/15/2019	1,197,431
2,750,000		San Diego County, CA Water Authority, Subordinate Lien Water Revenue Refunding Bonds (Series 2011S-1), 5.00%, 7/1/2016	2,803,762
8,670,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00%, 11/1/2017	9,345,046
2,815,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00% (United States Treasury COL), 11/1/2017	3,030,573
1,000,000		San Joaquin Hills, CA Transportation Corridor Agency, Senior Lien Toll Road Revenue Refunding Bonds (Series 2014A), 5.00%, 1/15/2017	1,044,330
1,750,000		Val Verde, CA USDT, GO BANs (Series 2013), 3.00% (United States Treasury PRF 8/1/2016@100), 8/1/2018	1,776,600
		TOTAL	92,122,082
		Colorado—1.0%
1,795,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2016	1,834,185
550,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 2.00% (Covenant Retirement Communities, Inc.), 12/1/2016	554,246
700,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 3.00% (Covenant Retirement Communities, Inc.), 12/1/2017	719,467
600,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2018	634,932
625,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2019	667,144
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$1,000,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2020	$1,119,340
750,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2021	848,947
250,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2022	284,333
2,750,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2014A), 1.19% TOBs, Mandatory Tender 8/31/2017	2,741,530
1,710,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 1.76% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	1,715,198
		TOTAL	11,119,322
		Connecticut—3.0%
3,185,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2016	3,273,639
2,580,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2017	2,746,410
5,000,000	[1]	Connecticut State HEFA, Revenue Bonds (Series 2014B Floating Rate Note), 0.713% TOBs (Yale-New Haven Hospital), Mandatory Tender 7/1/2019	5,032,750
10,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.26%, 4/15/2020	10,099,500
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.93%, 9/15/2019	1,996,780
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.91%, 3/1/2023	1,468,740
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.96%, 3/1/2024	2,188,139
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.00%, 3/1/2025	3,845,600
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2018	2,231,502
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2019	2,162,480
		TOTAL	35,045,540
		Florida—4.3%
4,500,000	[1]	Citizens Property Insurance Corp. FL, (Citizens Property Insurance Coastal Account), SIFMA Floating Rate Notes (Series 2015A-2), 0.86%, 6/1/2018	4,476,420
7,245,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2010A), 5.00% (Florida State), 6/1/2017	7,684,192
630,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2017	663,485
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$800,000	Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 5.00%, 10/1/2016	$826,656
850,000	Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 3.00%, 6/1/2017	872,126
1,720,000	Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 4.00%, 6/1/2018	1,821,377
1,600,000	Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2019	1,766,384
755,000	Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2020	848,378
1,195,000	Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2021	1,363,280
1,000,000	Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2022	1,153,010
600,000	Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2018	655,248
630,000	Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2019	704,346
525,000	Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2020	597,482
1,245,000	Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2021	1,434,999
1,300,000	Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2022	1,513,382
1,435,000	Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2016	1,454,947
4,900,000	Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2019	4,904,753
7,800,000	Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	7,913,490
500,000	Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 3.00% (Presbyterian Retirement Communities), 8/1/2016	506,505
305,000	Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 3.00% (Presbyterian Retirement Communities), 8/1/2017	313,930
1,300,000	Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 4.00% (Presbyterian Retirement Communities), 8/1/2019	1,402,635
1,750,000	Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2018	1,919,207
1,500,000	Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2019	1,693,140
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,350,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2020	$1,559,331
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,661,025
		TOTAL	49,709,728
		Georgia—2.8%
2,500,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2018	2,702,200
4,000,000		Burke County, GA Development Authority, PCRBs (First Series 2012), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2017	4,037,560
3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,340,560
1,620,000		Gainesville & Hall County, GA Development Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 4.00% (ACTS Retirement Life Communities, Inc.), 11/15/2017	1,671,565
7,500,000	[1]	Gainesville & Hall County, GA Hospital Authority, (Northeast Georgia Health System, Inc.), RACs (Series 2014B), 0.96%, 2/18/2020	7,432,575
2,420,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 2.00% TOBs (Georgia Power Co.), Mandatory Tender 6/13/2019	2,446,499
7,000,000		Monroe County, GA Development Authority, PCRBs (Series 2013A), 2.40% TOBs (Oglethorpe Power Corp.), Mandatory Tender 4/1/2020	7,114,030
2,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2016	2,075,460
1,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2018	1,107,880
		TOTAL	31,928,329
		Hawaii—0.1%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2017	1,053,090
500,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2018	536,870
		TOTAL	1,589,960
		Illinois—6.9%
3,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.76% TOBs, Mandatory Tender 6/1/2017	2,862,330
4,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.84% TOBs, Mandatory Tender 6/1/2018	3,662,440
400,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2019	443,408
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$500,000	Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2020	$568,320
3,250,000	Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2021	3,763,695
1,500,000	Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2022	1,760,655
1,500,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2020	1,701,210
2,000,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2021	2,316,120
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	2,018,869
1,500,000	Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2016	1,546,635
1,170,000	Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,236,877
1,500,000	Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2018	1,622,130
6,500,000	Illinois Finance Authority, Revenue Bonds (Series 2008A-2), 5.00% TOBs (Advocate Health Care Network), Mandatory Tender 2/1/2020	7,402,850
2,500,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2017	2,593,525
5,000,000	Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2017	5,274,050
5,000,000	Illinois Finance Authority, Revenue Bonds (Series A-1), 5.00% TOBs (Advocate Health Care Network), Mandatory Tender 1/15/2020	5,684,350
4,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013B-1), 5.00%, 12/1/2018	4,428,840
1,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	1,021,430
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 12/15/2017	2,083,220
2,350,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2017	2,432,297
4,000,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	4,209,120
5,500,000	Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2019	5,720,220
1,750,000	Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2020	1,831,830
1,000,000	Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2019	1,069,470
2,000,000	Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2020	2,170,200
5,000,000	Illinois State, UT GO Bonds (Series of March 2012), 5.00%, 3/1/2017	5,194,650
2,205,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,373,352
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$2,680,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2017	$2,822,415
	TOTAL	79,814,508
	Indiana—2.1%
2,445,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-8), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 7/28/2016	2,508,521
55,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-8), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group)/(United States Treasury PRF 7/28/2016@100), Mandatory Tender 11/1/2027	56,453
4,000,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-9), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 6/1/2017	4,234,200
855,000	Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2012A), 5.00% (Community Health Network), 5/1/2020	970,972
1,290,000	Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2013A), 5.00% (Beacon Health System Obligated Group), 8/15/2018	1,420,652
1,000,000	Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2013A), 5.00% (Beacon Health System Obligated Group), 8/15/2020	1,158,770
1,270,000	Indiana State Finance Authority, Environmental Facilities Revenue Refunding Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,270,000
1,000,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2018	1,100,610
2,500,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2019	2,825,650
5,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2005), 5.00% (BP PLC), 7/1/2017	5,283,900
3,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	3,463,260
	TOTAL	24,292,988
	Iowa—0.5%
6,000,000	Iowa Finance Authority, Hospital Revenue & BANs (Series 2015), 1.75% (Shenandoah Medical Center), 6/1/2018	5,993,580
	Kansas—0.2%
500,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 4.00%, 9/1/2018	536,210
1,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2020	1,155,360
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kansas—continued
$1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2021	$1,182,670
		TOTAL	2,874,240
		Kentucky—1.4%
2,000,000		Harrison County, KY Healthcare, Improvement & Refunding Revenue BANs, 1.50% (Harrison Memorial Hospital), 5/1/2017	1,998,940
5,000,000		Kentucky EDFA, Revenue Bonds (Series 2009B), 2.70% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2021	5,124,250
8,700,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	9,183,285
		TOTAL	16,306,475
		Louisiana—2.3%
4,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.641% TOBs, Mandatory Tender 5/1/2017	4,008,800
3,600,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.721% TOBs, Mandatory Tender 5/1/2018	3,603,492
8,570,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	8,679,010
3,765,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	4,044,853
2,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2018	2,716,900
3,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2019	3,614,130
		TOTAL	26,667,185
		Maryland—0.5%
5,270,000		Prince Georges County, MD, GO Consolidated Public Improvement Bonds (Series 2010A), 5.00%, 9/15/2018	5,836,103
		Massachusetts—0.8%
1,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,043,700
1,915,000	[1]	Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3), 0.49%, 1/29/2020	1,870,419
2,120,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2011), 5.00%, 7/1/2017	2,252,500
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$3,750,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2016	$3,835,875
		TOTAL	9,002,494
		Michigan—4.8%
1,375,000		Grand Rapids, MI Water Supply System, Revenue Refunding Bonds (Series 2010), 5.00%, 1/1/2016	1,375,000
1,500,000		Grand Rapids, MI Water Supply System, Revenue Refunding Bonds (Series 2010), 5.00%, 1/1/2017	1,565,235
2,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2018	2,168,860
3,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2019	3,332,160
4,500,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2020	5,103,000
5,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2022	5,870,200
2,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2020	2,270,840
2,500,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2021	2,891,650
1,500,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 3.00% (Public Lighting Authority), 7/1/2016	1,515,750
1,500,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 4.00% (Public Lighting Authority), 7/1/2017	1,557,015
1,125,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2019	1,244,565
1,200,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2020	1,348,692
10,000,000	[1]	Michigan State Financial Authority, (Trinity Healthcare Credit Group), Hospital Revenue Bonds (Series 2015MI), 0.824%, 12/1/2020	9,930,300
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2016	1,038,660
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$8,875,000	Michigan Strategic Fund, Adjustable Rate Demand LO Revenue Refunding Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	$8,934,995
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2019	1,126,370
1,170,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2020	1,340,083
1,165,000	Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2017	1,241,867
1,500,000	Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2019	1,685,820
	TOTAL	55,541,062
	Mississippi—0.8%
560,000	Mississippi Development Bank, SO Refunding Bonds (Series 2013A), 5.00% (Harrison County, MS Highway), 1/1/2018	604,593
1,000,000	Mississippi Development Bank, SO Refunding Bonds (Series 2013A), 5.00% (Harrison County, MS Highway), 1/1/2019	1,110,700
470,000	Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2017	485,910
400,000	Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2018	423,948
1,500,000	Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2019	1,622,010
1,425,000	Mississippi Development Bank, SO Refunding Bonds (Series 2013C), 5.00% (Madison County, MS Highway), 1/1/2019	1,582,747
3,250,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (2010 Series 1), 5.00% (North Mississippi Health Services), 10/1/2017	3,472,560
	TOTAL	9,302,468
	Missouri—0.5%
3,780,000	Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	3,803,890
255,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 4.00% (Lutheran Senior Services), 2/1/2018	267,584
535,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 4.00% (Lutheran Senior Services), 2/1/2020	576,324
565,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 5.00% (Lutheran Senior Services), 2/1/2021	637,218
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2017	1,046,250
	TOTAL	6,331,266
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Multi State—0.3%
$3,900,000	[1,2,3]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019), 1.06%, 7/1/2019	$3,905,109
		Nebraska—1.0%
8,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 12/1/2019	9,073,520
570,000		Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2016	570,000
850,000		Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2017	887,230
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2018	1,060,490
		TOTAL	11,591,240
		Nevada—0.2%
2,250,000		Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,452,230
		New Hampshire—0.9%
10,000,000		New Hampshire Business Finance Authority, (Series 1990B), 0.45% CP (New England Power Co.), 1/14/2016	10,000,200
		New Jersey—5.7%
2,500,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	2,542,225
2,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	2,540,050
2,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2017	2,082,040
3,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2018	3,187,140
5,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00% (New Jersey State), 6/15/2022	5,529,250
10,000,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I), 1.26% (New Jersey State), 9/1/2025	8,953,600
10,000,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Notes (Series 2014K), 0.74% (New Jersey State), 2/1/2017	9,903,700
1,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2018	1,094,090
5,230,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00%, 6/15/2018	5,543,068
10,000,000	[1]	New Jersey State Transportation Trust Fund Authority, Transportation Program Notes (SIFMA Index Multimodal Notes)/(Series 2014BB-2), 1.21% (New Jersey State), 12/15/2021	9,505,100
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2018	$1,059,860
5,750,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-3), 0.69% TOBs, Mandatory Tender 1/1/2018	5,729,300
5,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	5,548,850
475,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2018	512,235
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	1,705,590
		TOTAL	65,436,098
		New Mexico—1.6%
7,000,000		Farmington, NM, Refunding PCRBs (Series 2012A), 1.875% TOBs (El Paso Electric Co.), Mandatory Tender 9/1/2017	7,056,770
2,500,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014A), 5.00% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	2,802,400
8,150,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B), 0.913% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	8,083,170
		TOTAL	17,942,340
		New York—9.1%
5,696,000		Colonie, NY, 1.25% BANs, 3/18/2016	5,703,519
2,500,000		Erie County, NY IDA, School Facility Revenue Refunding Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2018	2,727,425
9,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2015C), 1.051%, 11/1/2018	9,009,270
2,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005D), 5.00% (MTA Transportation Revenue), 11/15/2016	2,078,320
1,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005G), 5.00% (MTA Transportation Revenue), 11/15/2017	1,077,590
2,500,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2B), 0.768% TOBs (MTA Transportation Revenue), Mandatory Tender 5/15/2018	2,497,875
3,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1C), 0.853% (MTA Transportation Revenue), 11/1/2016	3,003,990
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1D), 0.993% (MTA Transportation Revenue), 11/1/2017	2,005,140
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,500,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1H), 1.013% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	$2,504,575
1,500,000		Nassau, NY Health Care Corp., 2.25% RANs, 1/15/2016	1,500,720
3,495,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2010 I-2), 5.00%, 11/1/2017	3,758,453
330,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2010 I-2), 5.00% (United States Treasury COL), 11/1/2017	354,961
3,000,000		New York City, NY, UT GO Bonds (Fiscal 2011 Series B), 5.00%, 8/1/2017	3,197,490
4,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.48%, 8/1/2021	4,000,280
3,800,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.56%, 8/1/2025	3,800,114
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2018	2,200,520
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,264,740
1,345,000		New York City, NY, UT GO Bonds (Series A), 5.00%, 8/1/2016	1,380,791
500,000		New York City, NY, UT GO Bonds (Series A-1), 5.00%, 8/1/2018	550,130
1,005,000		New York City, NY, UT GO Bonds (Series C), 5.00%, 8/1/2018	1,105,761
4,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2016	4,134,520
1,300,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2018	1,401,907
1,000,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2019	1,111,640
3,125,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00% (New York State Thruway Authority - General Revenue), 5/1/2019	3,508,219
8,000,000		New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2016	8,000,000
2,500,000	[1,2,3]	Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2017), 0.63%, 10/1/2017	2,505,725
2,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2016	2,015,780
1,825,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2017	1,912,454
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2020	3,385,410
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2021	3,454,020
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,000,000		Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2018	$2,179,380
4,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013A), 5.00% (New York State), 6/1/2022	4,235,920
2,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	2,647,450
3,995,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2022	4,230,625
3,350,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2017	3,606,677
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2018	2,225,480
		TOTAL	105,276,871
		North Carolina—0.3%
1,250,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,351,362
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,116,980
900,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.75% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	896,022
		TOTAL	3,364,364
		Ohio—3.6%
2,070,000	[1]	Allen County, OH, (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B), 0.76%, 5/1/2020	2,049,900
1,400,000		American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2012B), 5.00% (AMP Fremont Energy), 2/15/2016	1,408,176
1,800,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2016	1,867,410
2,685,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	2,877,461
7,400,000	[1,2,3]	Eaton Vance Ohio Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019), 1.01%, 7/1/2019	7,409,694
2,000,000		Hamilton County, OH Sewer System, Improvement & Refunding Revenue Bonds (Series 2013A), 5.00%, 12/1/2017	2,157,640
5,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014), 0.883% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	4,961,400
4,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006-A), 3.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	4,631,850
2,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006-B), 3.625% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	2,539,375
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,500,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2008-B), 3.625% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/1/2020	$1,528,080
795,000	Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2016	821,585
2,000,000	Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2018	2,211,820
625,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2016	643,556
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2017	1,072,890
2,000,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2013), 4.00% (Case Western Reserve University, OH), 12/1/2017	2,117,800
750,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2013), 4.00% (Case Western Reserve University, OH), 12/1/2019	826,568
2,050,000	Ohio State Water Development Authority, PCR Refunding Bonds (Series 2008-B), 3.625% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/1/2020	2,106,477
	TOTAL	41,231,682
	Oklahoma—2.3%
1,410,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2019	1,521,277
2,685,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2020	2,986,364
2,285,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2021	2,576,041
2,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2018	2,115,740
2,700,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2019	2,910,006
1,850,000	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375% (Waste Management, Inc.), 12/1/2021	1,895,177
3,065,000	Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2016	3,135,342
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$3,150,000		Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2017	$3,344,922
1,255,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 3.125% (Broken Arrow Public Schools), 9/1/2018	1,318,189
2,600,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 5.00% (Broken Arrow Public Schools), 9/1/2019	2,938,624
2,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Broken Arrow Public Schools), 9/1/2017	2,083,980
		TOTAL	26,825,662
		Oregon—0.2%
1,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	1,517,835
900,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	950,517
		TOTAL	2,468,352
		Pennsylvania—9.8%
3,000,000		Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2011), 5.00% (AGM INS), 6/1/2018	3,277,350
1,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, 3/1/2017	1,047,640
8,700,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006-A), 3.50% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	8,950,473
4,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.15% (FirstEnergy Solutions Corp.), 3/1/2017	4,005,720
5,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.70% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2018	5,007,500
4,000,000	[1]	Berks County, PA Municipal Authority, Variable Rate Revenue Bonds (Series 2012B), 1.51% TOBs (Reading Hospital & Medical Center), Mandatory Tender 7/1/2022	4,032,200
290,000	[1]	Bermudian Springs, PA School District, GO Notes (Series 2013), 0.863% TOBs, Mandatory Tender 5/2/2016	290,139
9,500,000		Clarion County, PA IDA, Student Housing Revenue BANs (Series 2014C-1), 1.05% (Clarion University Foundation, Inc.), 5/1/2016	9,502,565
600,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 3.00% (Diakon Lutheran Social Ministries), 1/1/2016	600,000
600,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 3.00% (Diakon Lutheran Social Ministries), 1/1/2017	608,958
835,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 4.00% (Diakon Lutheran Social Ministries), 1/1/2019	880,148
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 4.00% (Diakon Lutheran Social Ministries), 1/1/2020	$1,064,220
2,000,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 5.00% (Diakon Lutheran Social Ministries), 1/1/2021	2,232,640
12,500,000	[1]	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2014B), 1.358% TOBs (Geisinger Health System), Mandatory Tender 6/1/2024	12,637,125
750,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 3.00% (State Aid Withholding GTD), 10/15/2016	763,740
750,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 4.00% (State Aid Withholding GTD), 10/15/2017	789,345
380,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 5.00% (State Aid Withholding GTD), 10/15/2018	419,239
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	627,925
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	388,624
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	664,169
4,000,000		Montgomery County, PA IDA, PCR Refunding Bonds (Series 2002A), 2.55% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2020	4,021,600
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.41% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2020	8,012,880
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	2,986,740
700,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 1.25% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	701,204
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2016	1,288,875
3,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2016	3,063,900
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.16%, 12/1/2019	10,058,200
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)/(Series 2014B), 0.99%, 12/1/2021	9,959,700
1,165,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2017	1,232,756
2,000,000	[1]	Scranton, PA School District, GO Notes (Series 2014)/(LIBOR Floating Rate Tender Notes), 1.166%, 4/2/2018	2,008,700
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$2,775,000	[1]	State Public School Building Authority, PA, LIBOR Index Rate Revenue Bonds (Series 2014), 0.929% TOBs (Albert Gallatin Area School District), Mandatory Tender 9/1/2018	$2,791,345
500,000		Upper Darby School District, PA, UT GO Bonds (Series 2015), 2.00% (State Aid Withholding GTD), 5/1/2016	502,515
500,000		Upper Darby School District, PA, UT GO Bonds (Series 2015), 3.00% (State Aid Withholding GTD), 5/1/2017	513,260
700,000		Upper Darby School District, PA, UT GO Bonds (Series 2015), 4.00% (State Aid Withholding GTD), 5/1/2018	743,575
8,280,000	[1]	York County, PA, GO Floating Rate Notes (Series 2015 LIBOR Index Rate Mode), 0.466%, 6/1/2017	8,245,555
		TOTAL	113,920,525
		Rhode Island—1.4%
3,690,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2017	3,934,610
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2019	4,680,650
1,125,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011), 5.00%, 8/1/2018	1,239,773
3,075,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2018	3,388,711
500,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority)/(Series 2013A), 4.00% (Providence, RI), 5/15/2016	505,740
1,000,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority)/(Series 2013A), 4.00% (Providence, RI), 5/15/2017	1,037,130
1,000,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority)/(Series 2013A), 5.00% (Providence, RI), 5/15/2018	1,081,270
		TOTAL	15,867,884
		South Carolina—0.8%
645,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2018	716,801
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2019	1,141,370
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2020	1,169,370
1,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-2), 5.00%, 1/1/2018	1,077,150
5,000,000		Piedmont Municipal Power Agency, SC, Revenue Refunding Bonds (Series 2008A-3), 5.00%, 1/1/2016	5,000,000
		TOTAL	9,104,691
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		South Dakota—0.1%
$750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	$875,752
		Tennessee—0.6%
1,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,647,000
935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	1,056,765
4,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Refunding Bonds (Series 2010D), 5.00%, 7/1/2016	4,093,840
		TOTAL	6,797,605
		Texas—8.8%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,670,100
850,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2018	915,841
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2019	1,104,630
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2020	564,060
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2021	1,600,690
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2017	5,154,150
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2019	5,277,350
1,995,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2016	2,006,930
995,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2017	1,043,745
5,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00% (Escrowed In Treasuries COL), 2/15/2016	5,029
5,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00% (Escrowed In Treasuries COL), 2/15/2017	5,241
1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	1,934,993
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,688,977
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3), 1.142%, 6/1/2020	2,001,400
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.91% (Memorial Hermann Health System), 6/1/2022	$5,505,789
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.96% (Memorial Hermann Health System), 6/1/2023	4,378,590
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.06% (Memorial Hermann Health System), 6/1/2024	5,524,399
1,200,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.54% (Harris County, TX Toll Road Authority), 8/15/2016	1,202,088
1,515,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.64% (Harris County, TX Toll Road Authority), 8/15/2017	1,518,060
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.65% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 8/15/2016	3,750,750
2,500,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.79% (Harris County, TX Toll Road Authority), 8/15/2018	2,503,725
2,375,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 4.00%, 11/15/2016	2,447,936
1,790,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 5.00%, 11/15/2016	1,860,526
2,335,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,558,716
3,570,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2019	4,012,680
5,000,000		Midlothian, TX ISD, Variable Rate UT Tax Refunding Bonds (Series 2013-C), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2019	5,275,300
2,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,217,660
5,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate), 0.81%, 1/1/2019	4,960,500
6,335,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C SIFMA Index Floating Rate), 0.68%, 1/1/2020	6,230,599
2,000,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2016	2,064,720
1,250,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,405,513
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	639,188
2,375,000		Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2011), 5.00% (Texas State), 10/1/2018	2,632,688
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$2,600,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	$2,689,336
3,105,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,331,976
3,665,000	Texas State Transportation Commission, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs (Central Texas Turnpike System), Mandatory Tender 4/1/2020	4,157,173
	TOTAL	101,841,048
	Utah—1.0%
2,400,000	Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2018	2,632,056
3,600,000	Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2019	4,062,240
5,000,000	Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	5,320,250
	TOTAL	12,014,546
	Virginia—1.1%
4,800,000	Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,904,784
1,500,000	Pittsylvania County, VA, UT GO School Refunding Notes (Series 2012), 3.00%, 7/15/2017	1,503,150
1,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2019	1,119,630
2,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2020	2,291,780
3,000,000	Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	3,027,210
	TOTAL	12,846,554
	Washington—1.8%
1,500,000	Port of Bellingham, WA IDC, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	1,500,000
1,000,000	Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2010B), 5.00%, 2/1/2016	1,004,070
1,000,000	Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2010B), 5.00%, 2/1/2017	1,047,110
1,500,000	Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	1,581,630
3,415,000	Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2019	3,802,739
5,000,000	Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2020	5,663,450
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$3,000,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.125% (Waste Management, Inc.), 6/1/2020	$3,038,820
3,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012B), 5.00% TOBs (Providence Health & Services), Mandatory Tender 10/1/2021	3,538,710
		TOTAL	21,176,529
		West Virginia—0.5%
2,500,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	2,497,275
3,325,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 1.90% TOBs (Appalachian Power Co.), Mandatory Tender 4/1/2019	3,338,998
		TOTAL	5,836,273
		Wisconsin—0.8%
4,785,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2019	5,389,489
1,310,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2020	1,507,535
2,500,000		Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2016	2,539,850
		TOTAL	9,436,874
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,079,230,896)	1,090,472,744
		SHORT-TERM MUNICIPALS—4.4%[4]
		California—0.3%
3,325,000		Palomar Pomerado Health, CA, (Series 2006C) ARS (AGM INS), 1.10%, 1/7/2016	3,325,000
		Connecticut—0.4%
5,000,000		Connecticut State, VRMOs (Series A-4), 0.27%, 1/1/2016	5,000,000
		Georgia—0.4%
1,000,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.22%, 1/1/2016	1,000,000
3,500,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.22%, 1/1/2016	3,500,000
		TOTAL	4,500,000
		Illinois—1.0%
9,040,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, RBC Muni Trust (Series O-42) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.55%, 1/7/2016	9,040,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[4]
		Illinois—continued
$2,400,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Certificates (Series 2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.41%, 1/7/2016	$2,400,000
		TOTAL	11,440,000
		Louisiana—0.5%
5,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.40%, 1/6/2016	5,000,000
500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.33%, 1/6/2016	500,000
		TOTAL	5,500,000
		Pennsylvania—0.7%
8,810,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), VRMOs (Series 2015B), 0.53%, 1/4/2016	8,810,000
		Texas—1.1%
2,500,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010A) Daily VRDNs (Motiva Enterprises LLC), 0.27%, 1/1/2016	2,500,000
5,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010D) Daily VRDNs (Motiva Enterprises LLC), 0.27%, 1/1/2016	5,000,000
5,400,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009C) Daily VRDNs (Motiva Enterprises LLC), 0.26%, 1/1/2016	5,400,000
		TOTAL	12,900,000
		TOTAL SHORT-TERM MUNICIPALS—4.4% (AT AMORTIZED COST)	51,475,000
		TOTAL INVESTMENTS—98.6% (IDENTIFIED COST $1,130,705,896)[5]	1,141,947,744
		OTHER ASSETS AND LIABILITIES - NET—1.4%[6]	15,840,081
		TOTAL NET ASSETS—100%	$1,157,787,825
Semi-Annual Shareholder Report

At December 31, 2015, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2015, these restricted securities amounted to $28,299,348, which represented 2.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2015, these liquid restricted securities amounted to $28,299,348, which represented 2.4% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
RACs	—Revenue Anticipation Certificates
RANs	—Revenue Anticipation Notes
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRMOs	—Variable Rate Remarketed Obligations
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2015	Year Ended June 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.32	$10.40	$10.30	$10.41	$10.22	$10.14
Income From Investment Operations:
Net investment income	0.04	0.09	0.10	0.12	0.16	0.14
Net realized and unrealized gain (loss) on investments	(0.01)	(0.08)	0.10	(0.11)	0.19	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.01	0.20	0.01	0.35	0.22
Less Distributions:
Distributions from net investment income	(0.04)	(0.09)	(0.10)	(0.12)	(0.16)	(0.14)
Net Asset Value, End of Period	$10.31	$10.32	$10.40	$10.30	$10.41	$10.22
Total Return[1]	0.32%	0.13%	1.95%	0.06%	3.40%	2.20%
Ratios to Average Net Assets:
Net expenses	0.96%[2]	0.96%	0.96%	0.97%	0.97%	0.97%
Net investment income	0.83%[2]	0.90%	0.97%	1.12%	1.49%	1.40%
Expense waiver/reimbursement[3]	0.08%[2]	0.08%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$294,814	$342,677	$414,381	$539,402	$375,254	$265,063
Portfolio turnover	3%	17%	22%	15%	14%	37%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2015	Year Ended June 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.32	$10.40	$10.30	$10.41	$10.22	$10.14
Income From Investment Operations:
Net investment income	0.07	0.15	0.15	0.17	0.21	0.19
Net realized and unrealized gain (loss) on investments	(0.01)	(0.08)	0.10	(0.11)	0.19	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.07	0.25	0.06	0.40	0.27
Less Distributions:
Distributions from net investment income	(0.07)	(0.15)	(0.15)	(0.17)	(0.21)	(0.19)
Net Asset Value, End of Period	$10.31	$10.32	$10.40	$10.30	$10.41	$10.22
Total Return[1]	0.57%	0.63%	2.46%	0.57%	3.92%	2.71%
Ratios to Average Net Assets:
Net expenses	0.46%[2]	0.46%	0.46%	0.47%	0.47%	0.47%
Net investment income	1.33%[2]	1.40%	1.47%	1.62%	1.99%	1.91%
Expense waiver/reimbursement[3]	0.23%[2]	0.23%	0.24%	0.21%	0.22%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$835,930	$807,057	$671,802	$479,671	$391,670	$316,572
Portfolio turnover	3%	17%	22%	15%	14%	37%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2015	Year Ended June 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.32	$10.40	$10.30	$10.41	$10.22	$10.14
Income From Investment Operations:
Net investment income	0.06	0.12	0.13	0.14	0.18	0.17
Net realized and unrealized gain (loss) on investments	(0.01)	(0.08)	0.10	(0.11)	0.19	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.04	0.23	0.03	0.37	0.25
Less Distributions:
Distributions from net investment income	(0.06)	(0.12)	(0.13)	(0.14)	(0.18)	(0.17)
Net Asset Value, End of Period	$10.31	$10.32	$10.40	$10.30	$10.41	$10.22
Total Return[1]	0.45%	0.38%	2.21%	0.32%	3.68%	2.49%
Ratios to Average Net Assets:
Net expenses	0.70%[2]	0.71%	0.71%	0.71%	0.71%	0.70%
Net investment income	1.09%[2]	1.15%	1.22%	1.38%	1.76%	1.68%
Expense waiver/reimbursement[3]	0.33%[2]	0.33%	0.34%	0.34%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,043	$30,838	$35,800	$37,815	$45,168	$44,705
Portfolio turnover	3%	17%	22%	15%	14%	37%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2015 (unaudited)
Assets:
Total investments in securities, at value (identified cost $1,130,705,896)		$1,141,947,744
Cash		326,984
Income receivable		9,543,833
Receivable for shares sold		6,839,537
Receivable for investments sold		500,167
TOTAL ASSETS		1,159,158,265
Liabilities:
Payable for shares redeemed	$863,738
Income distribution payable	107,625
Payable for other service fees (Notes 2 and 5)	181,673
Payable for portfolio accounting fees	78,163
Payable for distribution services fee (Note 5)	62,345
Payable to adviser (Note 5)	9,980
Payable for administrative fee (Note 5)	2,460
Payable for Directors'/Trustees' fees (Note 5)	660
Accrued expenses (Note 5)	63,796
TOTAL LIABILITIES		1,370,440
Net assets for 112,306,217 shares outstanding		$1,157,787,825
Net Assets Consists of:
Paid-in capital		$1,154,011,254
Net unrealized appreciation of investments		11,241,848
Accumulated net realized loss on investments		(7,474,112)
Undistributed net investment income		8,835
TOTAL NET ASSETS		$1,157,787,825
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($294,814,297 ÷ 28,591,003 shares outstanding), no par value, unlimited shares authorized	$10.31
Offering price per share (100/99.00 of $10.31)	$10.41
Redemption proceeds per share	$10.31
Institutional Shares:
Net asset value per share ($835,930,303 ÷ 81,092,108 shares outstanding), no par value, unlimited shares authorized	$10.31
Offering price per share	$10.31
Redemption proceeds per share	$10.31
Service Shares:
Net asset value per share ($27,043,225 ÷ 2,623,106 shares outstanding), no par value, unlimited shares authorized	$10.31
Offering price per share	$10.31
Redemption proceeds per share	$10.31
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2015 (unaudited)
Investment Income:
Interest			$10,433,525
Expenses:
Investment adviser fee (Note 5)		$2,335,010
Administrative fee (Note 5)		456,887
Custodian fees		19,755
Transfer agent fees		127,943
Directors'/Trustees' fees (Note 5)		7,930
Auditing fees		13,699
Legal fees		4,835
Distribution services fee (Note 5)		440,487
Other service fees (Notes 2 and 5)		1,043,535
Portfolio accounting fees		115,151
Share registration costs		37,145
Printing and postage		15,413
Miscellaneous (Note 5)		10,290
TOTAL EXPENSES		4,628,080
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(461,480)
Waivers and reimbursement of other operating expenses (Notes 2 and 5)	(659,248)
TOTAL WAIVERS AND REIMBURSEMENT		(1,120,728)
Net expenses			3,507,352
Net investment income			6,926,173
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			166
Net change in unrealized appreciation of investments			(1,348,485)
Net realized and unrealized loss on investments			(1,348,319)
Change in net assets resulting from operations			$5,577,854
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 12/31/2015	Year Ended 6/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,926,173	$14,553,741
Net realized gain on investments	166	150,065
Net change in unrealized appreciation/depreciation of investments	(1,348,485)	(9,002,509)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,577,854	5,701,297
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,347,149)	(3,243,585)
Institutional Shares	(5,422,785)	(10,949,639)
Service Shares	(156,955)	(350,931)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,926,889)	(14,544,155)
Share Transactions:
Proceeds from sale of shares	178,704,397	595,230,382
Net asset value of shares issued to shareholders in payment of distributions declared	6,277,946	12,967,071
Cost of shares redeemed	(206,416,849)	(540,766,262)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,434,506)	67,431,191
Change in net assets	(22,783,541)	58,588,333
Net Assets:
Beginning of period	1,180,571,366	1,121,983,033
End of period (including undistributed net investment income of $8,835 and $9,551, respectively)	$1,157,787,825	$1,180,571,366
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2015 (unaudited)
1. ORGANIZATION
Federated Short-Intermediate Duration Municipal Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax exempt securities with a dollar-weighted average portfolio duration of less than five years. Interest income from the Fund's investments normally will be exempt from federal regular income tax and also normally (except in certain circumstances described in the Fund's Prospectus) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers and reimbursements of $1,120,728 is disclosed in various locations in this Note 2 and Note 5.
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For the six months ended December 31, 2015, an unaffiliated party waived $18,547 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended December 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$404,239	$—
Institutional Shares	604,694	(604,694)
Service Shares	34,602	—
TOTAL	$1,043,535	$(604,694)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
Semi-Annual Shareholder Report

security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 12/31/2015		Year Ended 6/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,700,983	$38,187,635	16,330,536	$169,730,429
Shares issued to shareholders in payment of distributions declared	127,820	1,319,780	305,768	3,178,346
Shares redeemed	(8,430,884)	(87,006,402)	(23,293,420)	(242,029,920)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,602,081)	$(47,498,987)	(6,657,116)	$(69,121,145)

	Six Months Ended 12/31/2015		Year Ended 6/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,451,053	$138,755,262	40,025,450	$415,979,557
Shares issued to shareholders in payment of distributions declared	466,399	4,811,692	911,524	9,470,808
Shares redeemed	(11,025,575)	(113,740,431)	(27,355,835)	(284,177,274)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,891,877	$29,826,523	13,581,139	$141,273,091
Semi-Annual Shareholder Report

	Six Months Ended 12/31/2015		Year Ended 6/30/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	170,692	$1,761,500	914,557	$9,520,396
Shares issued to shareholders in payment of distributions declared	14,193	146,474	30,592	317,917
Shares redeemed	(549,500)	(5,670,016)	(1,400,809)	(14,559,068)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(364,615)	$(3,762,042)	(455,660)	$(4,720,755)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,074,819)	$(21,434,506)	6,468,363	$67,431,191
4. FEDERAL TAX INFORMATION
At December 31, 2015, the cost of investments for federal tax purposes was $1,130,705,896. The net unrealized appreciation of investments for federal tax purposes was $11,241,848. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,139,163 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,897,315.
At June 30, 2015, the Fund had a capital loss carryforward of $7,474,276 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$ 1,498,135	$—	$ 1,498,135
2016	$ 337,524	NA	$ 337,524
2017	$ 2,201,047	NA	$ 2,201,047
2018	$ 2,870,784	NA	$ 2,870,784
2019	$ 566,786	NA	$ 566,786
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes,
Semi-Annual Shareholder Report

brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2015, the Adviser waived $461,480 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$404,480	$—
Service Shares	36,007	(36,007)
TOTAL	$440,487	$(36,007)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended December 31, 2015, FSC did not retain any of fees paid by the Fund.
Other Service Fees
For the six months ended December 31, 2015, FSSC received $442 and reimbursed $604,694 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regards to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.97%, 0.47% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended December 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $77,000,000 and $52,635,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers or Trustees of certain of the above companies. To efficiently facilitate payment, Trustees' fees and certain expenses related to conducting meetings of the Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2015, were as follows:
Purchases	$27,477,405
Sales	$69,531,805
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2015, there were no outstanding loans. During the six months ended December 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2015, there were no outstanding loans. During the six months ended December 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,003.20	$4.83
Institutional Shares	$1,000	$1,005.70	$2.32
Service Shares	$1,000	$1,004.50	$3.53
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.31	$4.88
Institutional Shares	$1,000	$1,022.82	$2.34
Service Shares	$1,000	$1,021.62	$3.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.96%
Institutional Shares	0.46%
Service Shares	0.70%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Short-Intermediate Duration Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Intermediate Duration Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313907305
CUSIP 313907107
CUSIP 313907206
38014 (2/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2016